RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	8 Months Ended	12 Months Ended
	Oct. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Management fee		$ 44,437	$ 103,596
Purchase of equipment, materials and services		0	4,157
Rental fee		67,194	0
Additional paid in capital		455,107
Related Party [Member]
Related Party Transaction [Line Items]
Management fee			103,596
Purchase of equipment, materials and services			4,157
Accounts payable - related parties		4,140	$ 4,213
Mr NG Hon Kin [Member]
Related Party Transaction [Line Items]
Number of shares issued	1,038,000
Issue price per share	$ 0.0001
Manpower Services [Member]
Related Party Transaction [Line Items]
Management fee		$ 0